Net Revenues (Details) - Revenue from Contract with Customer, Segment Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer One [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage	13.00%	18.00%
Customer Two [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage	10.00%	13.00%
Customer Three [Member]
Net Revenues (Details) [Line Items]
Concentration risk percentage		12.00%